Submission	Nov. 06, 2024
Submission [Line Items]
Central Index Key	0001409493
Registrant Name	CHIMERA INVESTMENT CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES